Average Annual Total Returns{- Fidelity Natural Resources Fund} - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-06 - Fidelity Natural Resources Fund	Fidelity Natural Resources Fund Return Before Taxes Past 1 year	Fidelity Natural Resources Fund Return Before Taxes Past 5 years	Fidelity Natural Resources Fund Return Before Taxes Past 10 years	Fidelity Natural Resources Fund After Taxes on Distributions Past 1 year	Fidelity Natural Resources Fund After Taxes on Distributions Past 5 years	Fidelity Natural Resources Fund After Taxes on Distributions Past 10 years	Fidelity Natural Resources Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Natural Resources Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Natural Resources Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	GS006 Past 1 year	GS006 Past 5 years	GS006 Past 10 years
Total	39.38%	(0.11%)	0.78%	38.88%	(0.46%)	0.36%	23.64%	(0.12%)	0.59%	28.71%	18.47%	16.55%	39.94%	1.27%	1.27%